OTHER BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Other Liabilities Disclosure [Abstract]
Ending balance
Average balance during the year	2,748	1,378
Maximum month-end balance during the year	$ 9,700	$ 9,464
Average interest rate during the year	0.51%	0.36%
Weighted-average rate at year-end